Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
NET LOSS PER SHARE

20. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017
Numerator:
Net loss attributable to Aptorum Group Limited	$(18,686,762)	$(14,831,723)	$(2,547,462)
Denominator:
Basic and diluted weighted average common shares outstanding	29,008,445	27,909,788	26,963,435

Basic and diluted loss per share	$(0.64)	$(0.53)	$(0.09)

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive.